LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2015
LONG-TERM EMPLOYEE-RELATED OBLIGATIONS [Abstract]
Schedule of Expected Future Benefits
Year	Amount
2016	$278
2017	45
2018	143
2019	367
2020	53
Thereafter (through 2025)	886
$1,772